Disposition	12 Months Ended
Dec. 31, 2011
Disposition

5. Disposition

2009 Disposition

In 2009, the Group aborted a contemplated initial public offering for its internet advertising segment due to the economic recession in late 2008. As a result, between August and December 2009, the Group disposed of six underperforming subsidiaries in that segment through a series of individual transactions with their respective original owners. Each of the subsidiaries was considered a component of the Group and their results have been included in discontinued operations in the consolidated statements of operations. The results of discontinued operations include net revenues and pretax losses of $127,611,538 and $45,384,077, respectively, related to these subsidiaries. The Group recorded a loss on disposal of $44,054,471.

In 2009, the Group also disposed of five underperforming subsidiaries engaged in poster frame, LCD display and traditional outdoor billboard advertising services segments, none of which were considered a component of the Group. As such, all results of operations were included in operating activities for all periods presented. The Group recorded a loss on disposal of $7,411,454.

2010 Disposition

In January 2010, certain employees and management of Allyes and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy an aggregate 38% interest in Allyes from the Company for cash consideration of $13.3 million. On July 30, 2010, the Company sold its remaining 62% interest to a third party investor for cash consideration of $124 million. Following the disposition of Allyes, the Group is no longer engaged in the internet advertising business and, therefore, the results of the internet advertising segment have been included in discontinued operations in the consolidated statements of operations for all periods presented. The results of discontinued operations include net revenues and profit before tax of $80,599,956 and $5,150,739, respectively, related to Allyes and its subsidiaries and affiliates. The Group recorded a gain on disposal of $78,999,821 (net of $2,763,041 transaction cost), which has been included as a component of discontinued operations. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2010 and 2011.

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725

2011 Disposition

The Group did not dispose of any significant subsidiaries in 2011.